Public Offerings and Private Placements - Summary of Issuances of Common Shares (Detail) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended				12 Months Ended
	Nov. 27, 2017	May 31, 2017	Nov. 30, 2017	May 31, 2017	Jan. 31, 2017	Aug. 31, 2014	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsidiary, Sale of Stock [Line Items]
Number of common stock issued (in shares)					269,397
Offering price (In dollars per share)					$ 18.56
Gross Proceeds					$ 5,000		$ 0	$ 0	$ 5,000
Net Proceeds					5,000
Percentage of voting interests acquired									50.00%
Class A
Subsidiary, Sale of Stock [Line Items]
Aggregate amount of shares issued at market price									$ 13,521
Continuous Offering
Subsidiary, Sale of Stock [Line Items]
Number of common stock issued (in shares)									475,000
Gross Proceeds									$ 8,826
Net Proceeds									$ 8,521
Continuous Offering | Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Offering price (In dollars per share)									$ 18.08
Continuous Offering | Maximum
Subsidiary, Sale of Stock [Line Items]
Offering price (In dollars per share)									$ 19.28
Continuous Offering | Maximum | Class A
Subsidiary, Sale of Stock [Line Items]
Aggregate amount of shares issued at market price					$ 80,000
Teekay Tanker Operations Ltd
Subsidiary, Sale of Stock [Line Items]
Offering price (In dollars per share)		$ 15.04		$ 15.04
Gross Proceeds				$ 25,897
Net Proceeds				$ 25,897
Teekay Tanker Operations Ltd | Class B
Subsidiary, Sale of Stock [Line Items]
Number of common stock issued (in shares)				1,721,903
Purchase price consideration		$ 25,900		$ 25,900
Business acquisition, common share price per share agreed upon (in dollars per share)		$ 15.04		$ 15.04
TIL
Subsidiary, Sale of Stock [Line Items]
Offering price (In dollars per share)			$ 13.6
Gross Proceeds	$ 151,300		$ 151,262
Net Proceeds			$ 151,262
Percentage of voting interests acquired			88.70%
Business acquisition, common share price per share agreed upon (in dollars per share)	$ 13.60
TIL | Class A
Subsidiary, Sale of Stock [Line Items]
Number of common stock issued (in shares)	11,122,193		11,122,193
Purchase price consideration	$ 151,300		$ 151,300
Business acquisition, common share price per share agreed upon (in dollars per share)	$ 13.6		$ 13.6
Teekay Corporation
Subsidiary, Sale of Stock [Line Items]
Teekay's Ownership After the Offering					25.70%				28.80%
Percentage of voting power held by parent									54.10%
Teekay Corporation | Teekay Tanker Operations Ltd
Subsidiary, Sale of Stock [Line Items]
Teekay's Ownership After the Offering				31.40%
Teekay Corporation | TIL
Subsidiary, Sale of Stock [Line Items]
Teekay's Ownership After the Offering			24.10%
Teekay Corporation | TIL | Class A
Subsidiary, Sale of Stock [Line Items]
Number of common stock issued (in shares)	1,031,250
Entities Under Common Control | Teekay Tanker Operations Ltd
Subsidiary, Sale of Stock [Line Items]
Percentage of voting interests acquired		50.00%		50.00%
Entities Under Common Control | Teekay Corporation | Teekay Tanker Operations Ltd
Subsidiary, Sale of Stock [Line Items]
Percentage of voting interests acquired						50.00%
Entities Under Common Control | Teekay Corporation | Teekay Tanker Operations Ltd | Class B
Subsidiary, Sale of Stock [Line Items]
Number of common stock issued (in shares)		1,700,000				500,000.0
Offering price (In dollars per share)						$ 32.24
Aggregate amount of shares issued at market price						$ 17,000